CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)
Current
Contract liabilities - current portion		Rp 7,430	$ 557	Rp 7,832
Non-current
Contract liabilities - non-current portion		805	$ 72	1,007
Contract liabilities at the beginning period which recognized as revenue in current year	Rp 7,430	5,252
Mobile
Current
Contract liabilities - current portion		5,199		5,047
Enterprise
Current
Contract liabilities - current portion		1,261		1,884
Non-current
Contract liabilities - non-current portion		83		68
WIB
Current
Contract liabilities - current portion		721		668
Non-current
Contract liabilities - non-current portion		327		344
Consumer
Current
Contract liabilities - current portion		76		112
Non-current
Contract liabilities - non-current portion		391		590
Others (each below Rp75 billion)
Current
Contract liabilities - current portion		173		121
Non-current
Contract liabilities - non-current portion		Rp 4		Rp 5